Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (1.9%)
Comcast Corp. Class A	16,973,852	953,082
Consumer Discretionary (11.4%)
McDonald's Corp.	7,562,083	1,785,257
TJX Cos. Inc.	21,546,102	1,529,773
NIKE Inc. Class B	9,675,721	1,283,194
Home Depot Inc.	3,587,509	1,161,169
		5,759,393
Consumer Staples (14.5%)
Coca-Cola Co.	29,726,096	1,604,615
Procter & Gamble Co.	10,415,044	1,389,575
Colgate-Palmolive Co.	16,715,809	1,348,966
Diageo plc	27,802,186	1,248,079
PepsiCo Inc.	7,561,193	1,090,021
Costco Wholesale Corp.	1,780,399	662,469
		7,343,725
Financials (10.9%)
American Express Co.	13,112,759	2,010,842
Marsh & McLennan Cos. Inc.	10,212,285	1,385,807
Chubb Ltd.	7,544,357	1,294,536
PNC Financial Services Group Inc.	4,503,691	841,965
		5,533,150
Health Care (21.3%)
UnitedHealth Group Inc.	5,170,734	2,062,089
Johnson & Johnson	10,816,193	1,760,119
Medtronic plc	12,307,225	1,611,262
Baxter International Inc.	14,693,151	1,259,056
Merck & Co. Inc.	15,311,263	1,140,689
Pfizer Inc.	23,389,443	904,002
Danaher Corp.	3,347,274	850,007
Amgen Inc.	2,776,309	665,314
Stryker Corp.	1,887,000	495,583
		10,748,121
Industrials (21.4%)
Union Pacific Corp.	6,875,696	1,527,023
Northrop Grumman Corp.	4,293,890	1,521,926
Honeywell International Inc.	6,339,455	1,413,952
United Parcel Service Inc. Class B	6,266,284	1,277,445
General Dynamics Corp.	6,111,765	1,162,641
Canadian National Railway Co.	10,706,193	1,152,626
Deere & Co.	2,576,383	955,452
Lockheed Martin Corp.	2,434,410	926,439

		Shares	Market Value ($000)
	Raytheon Technologies Corp.	10,355,147	861,963
			10,799,467
Information Technology (9.3%)
	Microsoft Corp.	5,680,588	1,432,531
	Accenture plc Class A	4,243,625	1,230,524
	Visa Inc. Class A	4,963,766	1,159,337
	Automatic Data Processing Inc.	4,604,383	860,973
			4,683,365
Materials (5.1%)
	Linde plc	4,903,868	1,401,722
	Ecolab Inc.	5,233,950	1,173,033
			2,574,755
Real Estate (3.5%)
	Public Storage	3,751,498	1,054,771
	American Tower Corp.	2,889,547	736,170
			1,790,941
Total Common Stocks (Cost $26,625,466)			50,185,999
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.068%	262	26
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Credit Agricole Securities (USA) Inc. 0.005%, 5/3/21 (Dated 4/30/21, Repurchase Value $55,600,000, collateralized by U.S. Treasury Inflation Indexed Bond 1.000%, 2/15/49, with a value of $56,712,000)	55,600	55,600
	Naxtixis SA 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $112,000,000, collateralized by U.S. Treasury Bill 0.000%, 5/11/21–11/4/21, U.S. Treasury Inflation Indexed Note/Bond 0.250%–2.375%, 4/15/23–2/15/50 and U.S. Treasury Note/Bond 0.125%–4.250%, 5/31/21–2/15/51, with a value of $114,240,000)	112,000	112,000
	RBS Securities Inc. 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $168,800,000, collateralized by U.S. Treasury Note/Bond 1.875%–6.250%, 8/15/23–2/15/51, with a value of $172,176,000)	168,800	168,800
	Societe Generale 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $103,600,000, collateralized by Federal Home Loan Bank 0.020%, 6/4/21, Federal National Mortgage Association 2.500%–4.000%, 2/1/42–9/1/50, Federal Home Loan Mortgage Corp. 2.000%–4.500%, 2/1/47–2/1/51, Government National Mortgage Associataion 2.125%–4.000%, 5/20/26 –11/20/50, U.S. Treasury Bill 0.000%, 6/3/21–10/7/21 and U.S. Treasury Note/Bond 0.125%–8.125%, 5/15/21–2/15/51, with a value of $105,672,000)	103,600	103,600
			440,000
Total Temporary Cash Investments (Cost $440,026)			440,026
Total Investments (100.2%) (Cost $27,065,492)			50,626,025
Other Assets and Liabilities—Net (-0.2%)			(107,254)
Net Assets (100%)			50,518,771
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,937,920	1,248,079	—	50,185,999
Temporary Cash Investments	26	440,000	—	440,026
Total	48,937,946	1,688,079	—	50,626,025